COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue [abstract]
Base rent	$ 953	$ 740	$ 1,971	$ 1,537
Straight-line rent	28	24	63	50
Lease termination	15	21	21	26
Other lease income	150	128	324	266
Other revenue from tenants	240	217	481	348
Total commercial property revenue	$ 1,386	$ 1,130	$ 2,860	$ 2,227